INCOME TAXES	6 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 16: INCOME TAXES
Marshall Islands, Cayman Islands, British Virgin Islands, and Hong Kong, do not impose a tax on international shipping income. Under the laws of Marshall Islands, of the companies' incorporation and vessels' registration, the companies are subject to registration and tonnage taxes which have been included in the daily management fee.
As of January 1, 2013, foreign flagged vessels that are managed by Greek or foreign ship management companies in Greece are subject to Greek tonnage tax. The payment of tonnage tax exhausts the tax liability of the foreign ship owning company against any tax, duty, charge or contribution payable on income from the exploitation of the foreign flagged vessel. The amount included in Navios Acquisition's statement of operations for the six month period ended June 30, 2013, related to the Greek Tonnage tax was below $100.
Pursuant to Section 883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. income tax if the company operating the ships meets certain incorporation and ownership requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country, which grants an equivalent exemption from income taxes to U.S. corporations. All the Navios Acquisition's ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must meet an ownership test. Subject to proposed regulations becoming finalized in their current form, the management of Navios Acquisition believes by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company like Navios Acquisition, the second criterion can also be satisfied based on the trading volume and ownership of the Company's shares, but no assurance can be given that this will remain so in the future. Due to the exemption under Section 883 of the Code, Delaware would not impose a tax on the Company or its subsidiaries' international shipping income.